Income taxes - Summary of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Current tax expense	$ 69,701	$ 90,174
Deferred tax (recovery) expense	(8,477)	47,899
Income tax expense	$ 61,224	$ 138,073